The Blue Fund Group
590 Madison Avenue, 21st floor
New York City, New York 10022

May 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Blue Fund Group
1933 Act File No. 333-134979
1940 Act File No. 811-21908

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant’s Registration Statement filed on April 30, 2007, and the text of the most recent Post-Effective Amendment to registrant’s Registration Statement has been filed electronically.

Sincerely,
/s/ Daniel Adamson
Daniel Adamson
Chief Executive Officer